Document and Entity Information	6 Months Ended
Sep. 30, 2018
Document And Entity Information
Entity Registrant Name	APPLIED BIOSCIENCES CORP.
Entity Central Index Key	0001607549
Document Type	S-1
Document Period End Date	Sep. 30, 2018
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Non-accelerated Filer
Document Fiscal Year Focus	2019
Entity Emerging Growth Company	false
Entity Small Business	true
Entity Ex Transition Period	false